Shareholder Report, Holdings (Details)	Oct. 31, 2024
SP Funds 2030 Target Date Fund - Investor Shares | SP Funds Dow Jones Global Sukuk ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
SP Funds 2030 Target Date Fund - Investor Shares | SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
SP Funds 2030 Target Date Fund - Investor Shares | SP Funds S&P Global REIT Sharia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
SP Funds 2030 Target Date Fund - Investor Shares | SP Funds S&P Global Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
SP Funds 2030 Target Date Fund - Investor Shares | SP Funds S&P World (ex-US) ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SP Funds 2030 Target Date Fund - Investor Shares | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
SP Funds 2030 Target Date Fund - Investor Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.80%
SP Funds 2030 Target Date Fund - Investor Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
SP Funds 2030 Target Date Fund - Institutional Shares | SP Funds Dow Jones Global Sukuk ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
SP Funds 2030 Target Date Fund - Institutional Shares | SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
SP Funds 2030 Target Date Fund - Institutional Shares | SP Funds S&P Global REIT Sharia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
SP Funds 2030 Target Date Fund - Institutional Shares | SP Funds S&P Global Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
SP Funds 2030 Target Date Fund - Institutional Shares | SP Funds S&P World (ex-US) ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SP Funds 2030 Target Date Fund - Institutional Shares | SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
SP Funds 2030 Target Date Fund - Institutional Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.80%
SP Funds 2030 Target Date Fund - Institutional Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
SP Funds 2040 Target Date Fund - Investor Shares | SP Funds Dow Jones Global Sukuk ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SP Funds 2040 Target Date Fund - Investor Shares | SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
SP Funds 2040 Target Date Fund - Investor Shares | SP Funds S&P Global REIT Sharia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SP Funds 2040 Target Date Fund - Investor Shares | SP Funds S&P Global Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
SP Funds 2040 Target Date Fund - Investor Shares | SP Funds S&P World (ex-US) ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
SP Funds 2040 Target Date Fund - Investor Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
SP Funds 2040 Target Date Fund - Investor Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SP Funds 2040 Target Date Fund - Institutional Shares | SP Funds Dow Jones Global Sukuk ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SP Funds 2040 Target Date Fund - Institutional Shares | SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
SP Funds 2040 Target Date Fund - Institutional Shares | SP Funds S&P Global REIT Sharia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SP Funds 2040 Target Date Fund - Institutional Shares | SP Funds S&P Global Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.30%
SP Funds 2040 Target Date Fund - Institutional Shares | SP Funds S&P World (ex-US) ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
SP Funds 2040 Target Date Fund - Institutional Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
SP Funds 2040 Target Date Fund - Institutional Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SP Funds 2050 Target Date Fund - Investor Shares | SP Funds Dow Jones Global Sukuk ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SP Funds 2050 Target Date Fund - Investor Shares | SP Funds S&P 500 Sharia Industry Exclusions ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
SP Funds 2050 Target Date Fund - Investor Shares | SP Funds S&P Global REIT Sharia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SP Funds 2050 Target Date Fund - Investor Shares | SP Funds S&P Global Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
SP Funds 2050 Target Date Fund - Investor Shares | SP Funds S&P World (ex-US) ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
SP Funds 2050 Target Date Fund - Investor Shares | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
SP Funds 2050 Target Date Fund - Investor Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
SP Funds S&P Global Technology ETF | Taiwan Semiconductor Manufacturing Co Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
SP Funds S&P Global Technology ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
SP Funds S&P Global Technology ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
SP Funds S&P Global Technology ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
SP Funds S&P Global Technology ETF | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SP Funds S&P Global Technology ETF | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SP Funds S&P Global Technology ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SP Funds S&P Global Technology ETF | Shopify, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SP Funds S&P Global Technology ETF | Keyence Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SP Funds S&P Global Technology ETF | Tokyo Electron Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SP Funds S&P Global Technology ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
SP Funds S&P Global Technology ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.30%
SP Funds S&P Global Technology ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
SP Funds S&P Global Technology ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
SP Funds S&P Global Technology ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
SP Funds S&P Global Technology ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
SP Funds S&P Global Technology ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.60%
SP Funds S&P Global Technology ETF | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.80%
SP Funds S&P Global Technology ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.80%
SP Funds S&P Global Technology ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.70%
SP Funds S&P Global Technology ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
SP Funds S&P Global Technology ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SP Funds S&P Global Technology ETF | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
SP Funds S&P Global Technology ETF | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SP Funds S&P Global Technology ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SP Funds S&P Global Technology ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SP Funds S&P World (ex-US) ETF | Taiwan Semiconductor Manufacturing Co Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
SP Funds S&P World (ex-US) ETF | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SP Funds S&P World (ex-US) ETF | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SP Funds S&P World (ex-US) ETF | Meituan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SP Funds S&P World (ex-US) ETF | Novo Nordisk A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
SP Funds S&P World (ex-US) ETF | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SP Funds S&P World (ex-US) ETF | PDD Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SP Funds S&P World (ex-US) ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SP Funds S&P World (ex-US) ETF | AstraZeneca Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SP Funds S&P World (ex-US) ETF | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SP Funds S&P World (ex-US) ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SP Funds S&P World (ex-US) ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
SP Funds S&P World (ex-US) ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
SP Funds S&P World (ex-US) ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
SP Funds S&P World (ex-US) ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
SP Funds S&P World (ex-US) ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SP Funds S&P World (ex-US) ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
SP Funds S&P World (ex-US) ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
SP Funds S&P World (ex-US) ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SP Funds S&P World (ex-US) ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SP Funds S&P World (ex-US) ETF | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.70%
SP Funds S&P World (ex-US) ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.70%
SP Funds S&P World (ex-US) ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SP Funds S&P World (ex-US) ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
SP Funds S&P World (ex-US) ETF | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.50%
SP Funds S&P World (ex-US) ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.10%
SP Funds S&P World (ex-US) ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
SP Funds S&P World (ex-US) ETF | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.90%
SP Funds S&P World (ex-US) ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.60%
SP Funds S&P World (ex-US) ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%